Employee Benefit Expenses - Summary of Employee Benefit Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Wages and salaries	€ (889)	€ (872)	€ (841)
Pension costs-defined benefit plans	(20)	(21)	(22)
Other post-employment benefits	(6)	(6)	(7)
Share-based compensation	(12)	(8)	(6)
Total employee benefit expenses	€ (927)	€ (907)	€ (876)